Summary of Significant Accounting Policies - Estimated Useful Lives for Depreciation Purposes of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	15 to 35 years
Office equipment, furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	3 to 11 years
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	4 to 8 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	Over the shorter of the remaining term of the lease and the useful lives